Cost of Revenue - Schedule of Cost of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Cost of Revenue [Abstract]
Cost of Revenue	¥ 357,266	$ 50,185	¥ 274,901